Information by segment and main country (Tables)	12 Months Ended
Dec. 31, 2018
Information by segment and main country [Abstract]
Information by segment and main country (Tables), Information on income statements [Text Block]

Philips Group

Information on income statements

in millions of EUR unless otherwise stated

2016 - 2018

	sales	sales including intercompany	depreciation and amortization [1]	Adjusted EBITA [2]

2018
Diagnosis & Treatment	7,245	7,364	(302)	838
Connected Care & Health Informatics	3,084	3,126	(176)	341
Personal Health	7,228	7,240	(367)	1,215
Other	564	674	(244)	(28)
Inter-segment eliminations		(282)
Philips Group	18,121	18,121	(1,089)	2,366

2017
Diagnosis & Treatment	6,891	6,953	(267)	716
Connected Care & Health Informatics	3,163	3,200	(208)	372
Personal Health	7,310	7,333	(371)	1,221
Other	416	564	(179)	(157)
Inter-segment eliminations		(269)
Philips Group	17,780	17,780	(1,025)	2,153

2016
Diagnosis & Treatment	6,686	6,741	(229)	631
Connected Care & Health Informatics	3,158	3,213	(184)	324
Personal Health	7,099	7,119	(385)	1,108
Other	479	641	(179)	(142)
Inter-segment eliminations		(292)
Philips Group	17,422	17,422	(976)	1,921
[1] Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[2] For reconciliation Adjusted EBITA, refer to the table below.

Information by segment and main country (Tables), Reconciliation from net income to Adjusted EBITA [Text Block]

Philips Group

Reconciliation from net income to Adjusted EBITA

In millions of EUR unless otherwise stated

2016 - 2018

	Philips Group	Diagnosis & Treatment	Connected Care & Health Informatics	Personal Health	Other
2018
Net Income	1,097
Discontinued operations, net of income taxes	213
Income tax expense	193
Investments in associates, net of income taxes	2
Financial expenses	264
Financial income	(51)
Income from operations	1,719	600	179	1,045	(105)
Amortization of intangible assets	347	97	46	126	79
EBITA	2,066	696	225	1,171	(27)
Restructuring and acquisition-related charges	258	142	59	26	31
Other items	41	-	56	18	(33)
Adjusted EBITA	2,366	838	341	1,215	(28)

2017
Net Income	1,870
Discontinued operations, net of income taxes	(843)
Income tax expense	349
Investments in associates, net of income taxes	4
Financial expenses	263
Financial income	(126)
Income from operations	1,517	488	206	1,075	(252)
Amortization of intangible assets	260	55	44	135	26
Impairment of goodwill	9				9
EBITA	1,787	543	250	1,211	(217)
Restructuring and acquisition-related charges	316	151	91	11	64
Other items	50	22	31		(3)
Adjusted EBITA	2,153	716	372	1,221	(157)

2016
Net Income	1,491
Discontinued operations, net of income taxes	(660)
Income tax expense	203
Investments in associates, net of income taxes	(11)
Financial expenses	507
Financial income	(65)
Income from operations	1,464	546	275	953	(310)
Amortization of intangible assets	242	48	46	139	9
Impairment of goodwill	1		1
EBITA	1,707	594	322	1,092	(301)
Restructuring and acquisition-related charges	94	37	14	16	27
Other items	120		(12)		132
Adjusted EBITA	1,921	631	324	1,108	(142)

Information by segment and main country (Tables), Main countries [Text Block]

Philips Group

Main countries

in millions of EUR

2016 - 2018

	sales [1]	tangible and intangible assets [2]
2018
Netherlands	510	1,666
United States	6,050	9,493
China	2,380	353
Japan	1,045	491
Germany	1,032	263
France	519	30
South Korea	498	3
Other countries	6,087	1,506
Total main countries	18,121	13,805

2017
Netherlands	414	1,154
United States	6,084	8,408
China	2,322	959
Japan	1,059	457
Germany	1,011	270
France	530	33
India	425	100
Other countries	5,935	1,263
Total main countries	17,780	12,644

2016
Netherlands	393	1,007
United States	5,948	9,425
China	2,210	1,167
Japan	1,103	492
Germany	965	201
France	513	45
India	399	121
Other countries	5,891	2,147
Total main countries	17,422	14,605
[1] The sales are reported based on country of destination.
[2] Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill